Leases - Summary of Future Minimum Payments Under Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	¥ 86,176
2027	23,008
2028	6,663
2029	5,297
2030	5,297
2031 and thereafter	3,531
Less: imputed interest	6,396
Total	¥ 123,576